Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property, Plant, and Equipment
Property and equipment, net as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Furniture and fixtures	$—	$321
Computers and network equipment	—	251
Lab equipment	—	12,521
Leasehold improvements	—	304
Construction-in-progress	—	12,440
Total property and equipment	—	25,837
Less: accumulated depreciation	—	(3,207)
Total property and equipment, net	$—	$22,630
Estimated useful lives for property and equipment are as follows:

Estimated Useful Life
Computer equipment	5 years
Furniture and fixtures	5 years
Lab equipment	5 years
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2022	2023
Office equipment	$46	$64
Leasehold improvements	—	$12
Lab equipment	5	5
Property and equipment, gross	51	81
Less: accumulated depreciation	(12)	(27)
Property and equipment, net	$39	$54